Fair Value of Financial Instruments and Investments - Schedule of Major Category of Company's Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Liabilities:
Liabilities	$ 551	$ 2,206
Short-term investments [Member]
Assets:
Assets	16,500	14,000
Series B purchase rights [Member]
Liabilities:
Liabilities		2,096
Warrant liabilities [Member]
Liabilities:
Liabilities	551	110	80
Quoted prices in active markets (Level 1) [Member]
Liabilities:
Liabilities
Quoted prices in active markets (Level 1) [Member] | Short-term investments [Member]
Assets:
Assets
Quoted prices in active markets (Level 1) [Member] | Series B purchase rights [Member]
Liabilities:
Liabilities
Quoted prices in active markets (Level 1) [Member] | Warrant liabilities [Member]
Liabilities:
Liabilities
Significant other observable input (Level 2) [Member]
Liabilities:
Liabilities
Significant other observable input (Level 2) [Member] | Short-term investments [Member]
Assets:
Assets	16,500	14,000
Significant other observable input (Level 2) [Member] | Series B purchase rights [Member]
Liabilities:
Liabilities
Significant other observable input (Level 2) [Member] | Warrant liabilities [Member]
Liabilities:
Liabilities
Significant unobservable inputs (Level 3) [Member]
Liabilities:
Liabilities	551	2,206
Significant unobservable inputs (Level 3) [Member] | Short-term investments [Member]
Assets:
Assets
Significant unobservable inputs (Level 3) [Member] | Series B purchase rights [Member]
Liabilities:
Liabilities		2,096
Significant unobservable inputs (Level 3) [Member] | Warrant liabilities [Member]
Liabilities:
Liabilities	$ 551	$ 110	$ 80